INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Inventories (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Inventory
Goods in transit	$ 1,408,487	$ 3,620,606
Supplies	17,878,874	24,893,187
Agricultural products	14,121,283	28,436,830
Inventories	123,738,148	140,426,975
Net of agricultural products	109,616,865	111,990,145
Seeds
Inventory
Inventories	7,508,251	1,542,159
Resale products
Inventory
Inventories	64,271,825	58,544,931
Manufactured products
Inventory
Inventories	21,131,225	25,881,761
Allowance for obsolescence
Inventory
Inventories	$ (2,581,797)	$ (2,492,499)